Leases (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($) m²
Leases [Line Items]
Leases square description	As of December 31, 2024, the Company has several operating building and car lease agreements:In the second half of 2023, the Company started leasing two office floors and parking spaces in Petah Tikva and at the end of 2023 moved the employees to this location.The Company leases approximately 3080 square meters (1540 each floor). The lease agreement is effective through October 2028 with an option to extend the lease term through the second lease term, additional 5 years. The Company decided that the lease term for the lease components will include both the Initial Lease Term and the Second Lease Term meaning effective through October 2033.The average monthly payment for this agreement is approximately $59 thousand.The Company’s principal executive offices were located in a leased facility in Neve Ilan, Israel until moved to Petah Tikva in December 2023. The Company leased an office space in Neve-Ilan, Israel, that expired in June 2024. The monthly rent for that lease was approximately $3 thousand.The Company leases vehicles to some of its employees. The lease agreement is effective through July 2026 and the monthly payment in 2024 was approximately $6 thousand.Nanox Korea leased one vehicle to employee. The lease agreement expired in February 2024. The monthly payment for this agreement in 2024 was less than $1 thousand.Nanox AI leased offices in Israel under an operating lease agreement which expired in November 2024. The monthly rent payment for this agreement in 2024 was approximately $18 thousand.
Lease term	5 years
Monthly payment agreements	$ 59
Lease Agreements [Member]
Leases [Line Items]
Squaremeters (in Square Meters) | m²	3,080
Vehicles [Member]
Leases [Line Items]
Monthly payment agreements	$ 6
Neve-Ilan [Member]
Leases [Line Items]
Monthly payment agreements	3
Nanox Korea [Member]
Leases [Line Items]
Monthly payment agreements	1
Third Lease Agreement [Member]
Leases [Line Items]
Monthly payment agreements	$ 18
Nanox Imaging Inc. [Member]
Leases [Line Items]
Lease expired date	January 2025
Rent payments	$ 6
USARAD Holdings Inc. [Member]
Leases [Line Items]
Rent payments	$ 11
Operating lease agreement expire	Dec. 31, 2027